Leases - as lessee (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amounts recognized in profit and loss [Abstract]
Interest expense on lease liabilities	$ 1,434	$ 1,469	$ 2,178
Expenses relating to short-term leases for vessels, included in charter hire expenses	11,089	19,997	5,594
Expenses relating to short-term leases for offices, included in rental expenses	1,833	1,984	1,988
Amounts recognised in statement of cash flows [Abstract]
Total cash outflow for leases	$ 31,521	44,192	$ 45,969
Lease to extension period for charter	1 year
Increase (decrease) in lease liabilities upon exercise of extension options	$ 61,300	$ 89,200
Top of Range [Member]
Amounts recognised in statement of cash flows [Abstract]
Leases extension option contract period	1 year